Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid assets	$ 13.1	$ 10.9
Advances on capital projects (i)	3.1	9.8
Derivative assets (note 17)	0.0	3.5
Other current assets	$ 16.2	$ 24.2